FINANCIAL RISK MANAGEMENT - Mark-to-market Movements Recognized in Other Gains (Losses) - Net (Details) - Commodity price risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on commodity derivatives - net	€ (56)	€ 7	€ 16
Unrealized gains / (losses) on commodity derivatives - net	€ 31	€ (83)	€ 41